Benefits offered to employees (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Benefits Offered To Employees
Fair value, net of taxes	R$ 39,413	R$ 31,932
Sponsors expenses	92,208	68,744
Participants expenses	R$ 77,263	R$ 83,599